CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 10,871,851	$ (12,851,383)	$ (162,043,234)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(3,744,695)	(6,678,452)	9,136,839
Comprehensive income (loss)	7,127,156	(19,529,835)	(152,906,395)
Less: Comprehensive income (loss) attributable to non-controlling interests	(618,640)	721,387	(1,249,102)
Comprehensive income (loss) attributable to Leju Holdings Limited shareholders	$ 7,745,796	$ (20,251,222)	$ (151,657,293)